PREPAIDS AND OTHER RECEIVABLES	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
PREPAIDS AND OTHER RECEIVABLES

8. PREPAIDS AND OTHER RECEIVABLES

Prepaids and other receivables consisted of the following as at January 31, 2024 and 2023:

	January 31, 2024	January 31, 2023

GST receivable	$2,352	$4,578
Prepaid expenses for general and administrative fees	73,572	122,137
Total prepaids and other receivables	$75,924	$126,715